Consolidated Statements of Operations and Comprehensive Loss (FY) - USD ($) $ in Thousands		3 Months Ended		12 Months Ended
	May 06, 2019	Mar. 31, 2020	Mar. 31, 2019	Dec. 31, 2019	Dec. 31, 2018
Consolidated Statements of Operations and Comprehensive Loss [Abstract]
Net sales		$ 12,226	$ 3,551	$ 15,577	$ 14,785
Cost of goods sold		8,069	1,661	9,717	7,489
Gross profit		4,157	1,890	5,860	7,296
Operating expenses:
General and administrative		8,056	1,959	19,782	6,055
Share-based compensation		2,484	206	10,280	431
Sales and marketing		1,959	2,185	10,138	4,981
Customer service and warehousing		190	254	1,097	987
Impairment of intangible asset				889	0
Total operating expenses		12,689	4,604	42,186	12,454
Loss from operations		(8,532)	(2,714)	(36,326)	(5,158)
Other expense:
Interest expense, net		2,301	62	(670)	(868)
Loss on acquisitions	$ (147,376)			(147,376)	0
Change in fair value of warrant derivative liability		(1,379)	0	(90)	0
Total other expense/(other income)		922	62	(148,136)	(868)
Net and comprehensive loss		(9,454)	(2,776)	(184,462)	(6,026)
Preferred dividends		34	0	109	0
Net and comprehensive loss available to common stockholders		$ (9,488)	$ (2,776)	$ (184,571)	$ (6,026)
Weighted average number of shares outstanding (in shares)		48,526,396	11,674,127	33,238,600	11,516,421
Loss per share, basic and diluted (in dollars per share)		$ (0.20)	$ (0.24)	$ (5.55)	$ (0.52)